UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22214

Advanced Equities Late Stage Opportunities Fund I, LLC
(Exact name of registrant as specified in charter)

311 S. Wacker Drive, Suite 1650 Chicago, IL    60606
(Address of principal executive offices)      (Zip code)

Bryon Crowe Advanced Equities, Inc. 311 S. Wacker Drive, Suite 1650

Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-377-5300

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

SEMI-ANNUAL REPORT

JUNE 30, 2013

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I LLC

August 29, 2013

Dear Shareholders:

We are providing you with the 2013 Semi-Annual Report for Advanced Equities Late Stage Opportunities Fund I LLC, (“Fund”). You are being provided this report as part of the Fund’s registration with the Securities and Exchange Commission, (“SEC”) as a Registered Investment Company. The Fund was registered with the SEC on July 7, 2008. It is anticipated that the Fund will be liquidated and subsequently deregistered with the SEC and dissolved in the second half of 2013.

Investment Strategy:

The investment strategy for the Fund has not changed in the last 6 months.

Portfolio Companies:

The Fund has investments in one Portfolio Company: Alien Technology Corporation.

Semi-Annual Activity:

The Fund had no new capital contributions or investment activity during the 1st and 2nd quarters of 2013.

Ygnition Networks, Inc. had all of its assets foreclosed on by its lenders.  After the completion of this process, there were no remaining assets left for distribution to the equity holders in the company. As a result the Fund’s Series D convertible preferred shares were deemed worthless and were abandoned by the Fund in the 1st quarter.

The Fund received $1,781,210.32 in distributions from the escrow holdback and SRS funds setup by Dell in connection with the Force10 Networks acquisition during the 2nd quarter.  These funds were distributed pro-rata to members of the fund throughout the 2nd quarter with an undistributed balance of $59,495.29 as of June 30, 2013.

The Fund distributed the Alien Technology Corporation convertible preferred and common shares held by the Fund pro-rata to the members of the Fund on June 19, 2013.

Realized Gain or Loss:

The Fund has a net realized loss on investments and from adjustments to escrow allowances of $20,269,149 in the first half of 2013.

Unrealized Gain or Loss:

Due to accounting standards announcement FAS 157, assets are required to be priced at fair market value for reporting purposes.  This may create an unrealized gain or loss to be reported to the SEC. This unrealized gain or loss shall not be reported to the IRS for tax purposes. Additionally, your investment in the Fund for the purpose of custodial reporting and quarterly confirms will remain at cost.

Shareholder Statement Frequency:

A statement summarizing the client Fund account at cost is sent quarterly. In addition, a confirmation is sent whenever a transaction occurs. Transactions include contributions of additional capital.

Questions about your investment:

For any questions regarding your account statement or the Fund, please call Advanced Equities at 312.377.5290. Sincerely,

Byron Crowe

President

Advanced Equities Late Stage Opportunities Fund I, LLC
PORTFOLIO OF INVESTMENTS
June 30, 2013 (Unaudited)

	Warrants	Fair Value
Warrants - 0.0%
Alien Technology Corp.
Common Stock (1)(2)(3)(4)	469	$ -
Alien Technology Corp.
8% Series B Preferred Stock (1)(2)(3)(4)	156,369	-
Total Warrants		$ -
(Cost $0)

Total Investments - 0.0%		$ -
(Cost $0)

(1) Security not registered under the Securities Act of 1933, as amended (i.e. the security was purchased in a Rule 144A or a Reg. D transaction).  The security may be resold only pursant to an exemption from registration under the 1933 Act typically to qualified institutional buyers.  The Fund generally has no rights to demand registration of these securities.  These securities represent 0.0% of the Fund's net assets.

(2) Investment in a restricted security, valued at fair value as determined in good faith in accordance with procedures adopted by the sole Director.  It is possible that the estimated value may differ significantly from the amount that might ultimately be delivered in the near term, and the difference could be material.  The fair value of these securities represent 0.0% of the Fund's net assets.

(3) Affiliated Issuers

(4) Non-income producing security

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013 (Unaudited)

ASSETS
Cash	$ 59,495
TOTAL ASSETS	59,495

NET ASSETS	$ 59,495

Net Assets Consist Of:
Members' capital contributions less syndicate costs	$ 59,495
NET ASSETS	$ 59,495

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2013 (Unaudited)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from adjustments to escrow allowance and direct issuance of investments (Note 3)	$ (20,269,149)
Net change in unrealized depreciation on investments in affiliated issuers (Note 12)	20,269,149
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	-

NET CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ -

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
FROM OPERATIONS	(Unaudited)
Net investment income	$ -	$ 774
Net realized loss from investments and adjustments to escrow allowance (Note 3)	(20,269,149)	148,270
Net change in unrealized appreciation (depreciation) on investments
in affiliated issuers (Note 12)	20,269,149	(34,649)
Net increase (decrease) in net assets resulting from operations	-	114,395

FROM CAPITAL TRANSACTIONS
Distributions to members	(4,659,126)	-
Net decrease in net assets resulting from capital transactions	(4,659,126)	-

NET INCREASE (DECREASE) IN NET ASSETS	(4,659,126)	114,395

NET ASSETS
Beginning of Period	4,718,621	4,604,226
End of Period	$ 59,495	$ 4,718,621

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
STATEMENT OF CASH FLOWS
For the Six Months Ended June 30, 2013 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$ -
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Net realized loss from adjustments to escrow allowance	20,269,149
Net change in unrealized appreciation / depreciation on investments	(20,269,149)
Net change in realized gain (loss) from investments	2,938,705
Decrease in escrow receivable	1,780,436
Decrease in interest receivable	774
Decrease in other liabilities	(1,294)
Net cash provided by operating activities	4,718,621

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions from members	-
Capital distributions to members	(4,659,126)
Net cash used in financing activities	(4,659,126)

Net increase in cash	59,495
Cash, Beginning of Period	$ -
Cash, End of Period	$ 59,495

See accompanying notes to financial statements.

Advanced Equities Late Stage Opportunities Fund I, LLC
FINANCIAL HIGHLIGHTS
The following represents ratios to average net assets and other supplemental information for the years indicated:

	Six Months Ended		Year Ended December 31,
	June 30, 2013		2012		2011		2010		2009		2008
	(Unaudited)
Ratio of total expenses to
average net assets	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Ratio of net investment income
to average net assets	0.00%		0.02%		0.00%		0.00%		0.00%		0.00%

Portfolio Turnover Rate	0%		0%		10%		0%		0%		0%
Total return	(98.74)%	*	2.48%	*	132.32%	*	215.69%	*	(90.69)%	*	(22.49)%

Net assets, at end of year (000's)	$ 59		$ 4,719		$ 4,604		$ 7,930		$ 2,339		$ 23,890

*

Since the Fund is not unitized, these figures represent an internal rate of return for each year for the Fund as a whole computed on the beginning members' equity, total capital contributions, distributions, and ending members' equity.

See accompanying notes to financial statements.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS

Six Months Ended June 30, 2013

1.                           ORGANIZATION

Advanced Equities Late Stage Opportunities Fund I, LLC (the “Fund”), was organized as a limited liability company in Delaware on April 18, 2005.  The business of the Fund is purchasing, selling, investing in and otherwise dealing with capital stock of Alien Technology Corp and Ygnition Networks, Inc. (collectively the “Portfolio Companies”) and, dealing with any monies, securities or other consideration paid or received with respect thereto, and engaging in any and all other activities that are incidental to such purposes as determined by the Managing Members of the Fund.  The Managing Members of the Fund are principals and shareholders of Advanced Equities Financial Corp., a corporation which is the sole shareholder of Advanced Equities, Inc. (“AEI”)  On July 8, 2008, the Fund registered with the SEC as a closed-end, non-diversified investment company under the Investment Company Act of 1940 (the “Act”).   As a registered investment company, the Fund is subject to the Act and the related rules, which contain detailed requirements for the organization and operation of investment companies.

In view of the Commission’s assertion that the Fund is in violation of Section 18 of the Act, and as a potential remedy to this possible violation, the Fund will withdraw its status as a Registered Investment Company with the SEC in 2013.  In conjunction with this withdrawal process, the sole Director has to his best efforts, facilitated the closure of the Fund via a pro-rata distribution of the Fund’s assets to its Members or through the placement of the investment shares directly to its Members.

2.                           SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP").

(a)                          Valuation of Investments

Fair Value of Financial Instruments - The value of each security held by the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to the policies established by the sole Director.  The Fund’s investments are subject to the terms and conditions of the respective offering memoranda of the Portfolio Companies, as appropriate.  The Fund’s investments in the Portfolio Companies are carried at fair value as determined by the Fund’s management under the supervision of the Director.  All valuations utilize financial information supplied by each Portfolio Company.  The Fund’s valuation procedures require management to consider all relevant information available at the time the Fund values its portfolio including recent transactions in stock of the Portfolio Companies, the financial performance of the Portfolio Companies and revenue and earnings multiples of comparable companies.

In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Six Months Ended June 30, 2013

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods into the three levels detailed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Warrants	$ -	$ -	$ -	$ -
Total	$ -	$ -	$ -	$ -

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Convertible Preferred Stock	Warrants	Total
Beginning balance	$ 30,189	$ 2,908,151	$ 365	$ 2,938,705
Change in unrealized appreciation (depreciation)			(365)	(365)
Purchases	-	-	-	-
Exchanged	(30,189)	(2,908,151)	-	(2,938,340)
Proceeds from sales	-	-	-	-
Net realized gain	-	-	-	-
Transfers in/out of Level 3	-	-	-	-
Ending balance	$ -	$ -	$ -	$ -

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments held at June 30, 2013 is $(365).

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Six Months Ended June 30, 2013

The Fund did not have any transfers into or out of Level 1, 2 and 3 during the period ended June 30, 2013.  It is the Fund’s policy to recognize transfers between levels as of the end of the reporting period.

The Fund reviews the valuation of its portfolio holdings that have not been involved in a qualifying external event such as an IPO or other private sale of securities on a quarterly basis to determine if the value of the securities may have increased or decreased since the last valuation measurement date. Valuations of Fund portfolio holdings were prepared by the sole member of the Valuation Committee appointed by the Board of Directors of the Fund.   At end of each quarter, the Valuation Committee presents its findings to the Board for review.

The Fund’s Board of Directors consists of one sole Director for the Fund.  Due to this, the valuation memos were prepared by the one valuation committee member and presented to the sole director of the Fund for approval.

(b)               Use of Estimates - The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)               Securities Transactions and Income Recognition - Securities transactions are recorded on trade date or as of the closing date of any privately placed investment offering in which the Fund participates. To the extent that the Fund makes a payment on a privately placed investment offering in advance of the closing date, the amount is reflected as Investment subscriptions funded in advance in the financial statements.  In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

(d)               Allocations of Gains and Losses - In accordance with the Fund’s Limited Liability Agreement (“Operating Agreement”) realized gains and losses on the disposition of securities of the Portfolio Companies, either through a private sale for cash or publicly traded securities, an initial public offering resulting in a liquid market for such securities or the liquidation of a Portfolio Company, are allocated to the Members’ capital accounts in accordance with their proportionate participation percentage in the offering of the securities disposed (a “Liquidity Event”).

(e)               Income Taxes - The Fund is treated as a partnership for Federal and State income tax purposes.  No provision is made for income taxes in the accompanying financial statements since the Fund is not subject to income taxes.  The Members are required to include their proportional share of income or loss in their tax returns.

The Fund follows the provisions in GAAP that provide guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a “more-likely-then-not” threshold would be recorded as a tax expense or reduction in a tax benefit. The Fund recognizes interest and penalties, if any, related to tax expense as income tax expense in the Statement of Operations. Management of the Fund has reviewed all taxable years that are open for examination by the taxing authorities of all relevant jurisdictions (including the Internal Revenue Service). As part of this review, management has evaluated all of the Fund’s tax positions taken or expected to be taken on the Fund’s tax filings and has determined that none of them are uncertain. As of June 30 2013, the tax years ended December 31, 2009-2012 remain open. No examination of the Fund’s tax filings is presently in progress.

(f)                   Indemnification - In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.  Future events could occur that lead to the execution of these provisions against the Fund.  Based on the history and experience, management believes the likelihood of such an event is remote.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Six Months Ended June 30, 2013

3.                          CAPITAL CONTRIBUTIONS AND DISTRIBUTIONS

The Fund is not unitized and therefore does not issue shares representing its Membership interests.  Instead, as described in Note 2(d), above, Members participate in the Fund’s original investments in the Portfolio Companies in accordance with their proportionate participation percentage in the initial capital of the Fund.  In addition, from time to time, the Fund is offered the opportunity to participate in follow-on investments in the Portfolio Companies.  The Fund makes capital calls to the Members in order to participate in such follow-on investments.  Members participate in such capital calls on a voluntary basis and may refrain from participation.  Any income, expense, gain or loss resulting from such follow on investments are allocated to the members based upon their participation percentage in each specific follow-on investment.  The Fund has been notified by the Securities and Exchange Commission (the “Commission”), that it believes the structure of the Fund’s Members’ Capital is in violation of Section 18 of the Act.

During the year ended December 31, 2011, the Fund sold all of its of its Series A-1 and Series B preferred stock and Series A-1 preferred stock warrants in Force10 Networks, Inc. (“Force10”) to Dell, Inc. (“Dell”). The Fund received a distribution of $1,781,210, compromised of $1,780,436 in principal and $774 in interest from the escrow holdback fund in March 2013.  This was distributed out to shareholders with $59,495 still owed to shareholders that have not been located.

During the six months ended June 30, 2013, the Fund returned all of its Common stock, Series A and Series B preferred stock in the Alien Technology Corp (“Alien”) to Alien, to be issued out directly to the members of the Fund in accordance with their proportionate participation percentages in the initial capital of the Fund.  This occurred on June 19, 2013.  The Alien common stock warrants and Series B warrants are still held on the books of the Fund and are set to expire on August 31, 2013, worthless.

There were no capital contributions for the six months ended June 30, 2013.

4.                          COMPENSATION

The Managing Members are not entitled to any salary or other compensation for acting as Managing Members of the Fund.

The Fund offered two membership classes.   Class A interests have no front-end load, and no back end fee.   Class B members were charged a 6% front-end load on their initial capital contributions made at the inception of the Fund, but not on subsequent capital contributions made in conjunction with follow-on investments in the Portfolio Companies.  The front-end load was paid to AEI.  Further Class B members may be charged a 5% back end fee due upon a Transfer Event as defined in the Operating Agreement.   A Transfer Event occurs when the Fund distributes to the Class B members an amount in excess of the sum of (i) their original subscription amounts and (ii) any additional capital contributions paid.   Upon the occurrence of a Transfer Event, the Managing Members will cause the 5% back end fee to be paid to AEI on the excess of the amount distributed over and above each member’s aggregate capital contributions.

5.                          EXPENSES

The Managing Members shall pay the ordinary fees and expenses incurred in connection with the Fund’s business that are not paid by the Portfolio Companies including, without limitation, fees and expenses incurred prior to, and in connection with, the formation of the Fund, the offering of the membership interests, and the acquisition of the securities of the Portfolio Companies.  During the six months ended June 30, 2013, expenses of $1,294 were removed from the Fund’s financials and as it was noted that the Fund would be unable to pay the expenses after all membership interest was paid.

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Six Months Ended June 30, 2013

6.                          DIRECTORS AND OFFICERS

The Fund’s sole Director has overall responsibility for monitoring and overseeing the investment program of the Fund, its management and operations.  The Interested Director receives no compensation from the Fund for his services.

Certain officers of the Fund are affiliated with the Managing Members of the Fund.  Such officers receive no compensation from the Fund for serving in their respective roles.

7.                          RISK FACTORS

There is a limitation on the rights of redemption from the Fund.  Additionally the Membership interests will not be traded on any security exchange or any other market and will be subject to substantial restrictions on transfer.  The Portfolio Companies are highly illiquid and involve substantially more risk than liquid securities as the Fund may not be able to dispose of the illiquid securities if their investment performance deteriorates.  There is no secondary market for any of these investments at this time, and the Managing Members see no secondary market being created for these investments in the future.

8.                          PURCHASES AND SALES OF SECURITIES

There were no Purchases or Sales of investments for the six months ended June 30, 2013.

9.                           INVESTMENTS IN RESTRICTED OR ILLIQUID SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  An investment company may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the sole Director.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2013, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares/Par	Cost	Value	% of Net Assets
Alien Technology Corp., Common Stock Warrants	01/28/10	469	$ -	$ -	0.00%
Alien Technology Corp., Series B Preferred Stock Warrants	2/2/11-7/29/11	156,369	-	-	0.00%

11.                   INCOME TAXES

As of December 31, 2012, the components of accumulated deficit on a tax basis were as follows:

Accumulated net investment income	$774
Accumulated net realized gain from investments	$3,046,643
Net unrealized depreciation on investments	$(20,269,148)
Net accumulated deficit	$(17,221,731)

ADVANCED EQUITIES LATE STAGE OPPORTUNITIES FUND I, LLC

NOTES TO THE FINANCIAL STATEMENTS (Unaudited) (Continued)

Six Months Ended June 30, 2013

As of December 31, 2012, the net unrealized depreciation based on cost for Federal income tax purposes of $23,207,853 was as follows:

Gross unrealized appreciation	$1,110,849
Gross unrealized depreciation	(21,379,997)
Net unrealized deprecation	$(20,269,148)

12.                   AFFILIATE ISSUERS

The term affiliate, as defined under the Act, includes companies in which there is a direct or indirect (a) ownership of, control of, or voting power over 5% or more of the outstanding voting share or (b) control of or common control under, another Fund or persons.  Transactions with affiliates for the six months ended June 30, 2013 were as follows:

	Number of Shares/Par Held				Value As of	Cost		Value As of
Name of Issuer	December 31,	Gross	Gross	June 30,	December 31,	Gross	Gross	June 30,
	2012	Additions	Reductions	2013	2012	Additions	Reductions	2013
Alien Technology Corp.,	156,369	-	-	-	$ 586,384	$ -	$ (586,384)	$ -
8% Series B Preferred
Alien Technology Corp.,	601,494	-	-	-	2,321,767	-	(2,321,767)	-
8% Series A Preferred
Alien Technology Corp.,	11,611	-	-	-	30,189	-	(30,189)	-
Common Stock
Ygnition Networks, Inc.	9,207,897	-	-	-	-	-	-	-
8% Series D Preferred
Alien Technology Corp.,	469	-	-	469	-	-	-	-
Common Stock Warrants
Alien Technology Corp.,	156,369	-	-	156,369	365	-	(365)	-
Series B Preferred Stock Warrants
					$ 2,938,705	$ -	$ (2,938,705)	$ -

13.                 RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

 14.                 SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 312-377-5290 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 312-377-5290.

Advanced Equities, Inc.

311 S. Wacker Dr., Suite 1650

Chicago, IL 60606

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.    Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.   Not applicable for semi-annual reports.

Item 6. Schedule of Investments   See item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.     Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.      Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.    Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.   None.

Item 11. Controls And Procedures.

(a) Based upon an evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (and item 11 (a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (and item 11(b) of Form N-CSR) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advanced Equities Late Stage Opportunities Fund I, LLC.

By (Signature and Title) /s/ Byron Crowe, President and Principal Financial Officer

----------------------------------

Date:

August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Saju Bahuleyan, Chief Compliance Officer

 -------------------------------------------

Date:

 August 28, 2013